Operating Expenses - Summary of Operating Expenses by Function (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Operating Expenses 1 [abstract]
Cost of goods sold	£ 1,839	£ 2,046	£ 1,747
Distribution costs	47	61	62
Selling, marketing and product development costs	549	564	521
Administrative and other expenses	767	823	802
Restructuring costs		150	214
Other income	(41)	(49)	(37)
Total net operating expenses	1,322	1,549	1,562
Other net gains and losses	16	(24)	(63)
Total	£ 3,177	£ 3,571	£ 3,246